Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	3 Months Ended
Mar. 31, 2021 USD ($)
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, December 31, 2020	$ 23,180,000
Recognized income on change in fair value	(14,630,000)
Fair value, March 31, 2021	8,550,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, December 31, 2020	33,750,000
Recognized income on change in fair value	(20,250,000)
Fair value, March 31, 2021	13,500,000
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, December 31, 2020	56,930,000
Recognized income on change in fair value	(34,880,000)
Fair value, March 31, 2021	$ 22,050,000